Stock-Based Compensation - Schedule of Movements in Outstanding RSUs and PSUs (Details)	12 Months Ended
Sep. 30, 2024
RSUs [Member]
Schedule of Movements in Outstanding RSUs and PSUs [Line Items]
Number of units ,Beginning Balance
Number of units ,ending Balance	1,606,169
Granted	1,820,892
Forfeited	(147,598)
Exercised	(67,125)
PSUs [Member]
Schedule of Movements in Outstanding RSUs and PSUs [Line Items]
Number of units ,Beginning Balance
Number of units ,ending Balance	733,080
Granted	733,080